Exhibit 99.02 Schedule 1

Annaly LoanID	Order Number	Q_Status	Street Address	City	State	Zip	Client	Bulk Order Name	Product	Loan Number	Order Date	Completed Date	Beds	Baths	GLA	Lot Size	Year Built	APN	Property Rights	Legal Description	Appraisal Value	Reviewer Value Estimate	Value Differs?	Value Variance	Market Conditions Accurate?	Market Conditions Comments	Neighborhood Description Accurate?	Neighborhood Comments	Sale History Accurate?	Sale History Comments	Subject Condition Description Accurate?	Subject Condition Comments	Subject Condition Rating Accurate?	Subject Condition Rating Comments	Comps Characteristics Suitable?	Comps Characteristics Comments	Comps Location Suitable?	Comps Location Comments	Comps Adjustments Appropriate?	Comps Adjustments Comments	Photos Acceptable?	Photos Comments	Value Opinion Supported?	Value Opinion Comments	Land Use Highest And Best?	Land Use Highest And Best Comments	AllRequiredExibitsPresent?	Required Exibits Comments	Reviewer Value Commentary	Additional Statements
6000121364	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/29/2026	4/30/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-11.54%	No	The Demand/supply are in balance, and the marketing time is 3-6 months, yet the values are indicated as increasing. The 1004MC used sale price as a search parameter, resulting in market trends which lack credibility	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	No	OA4 is XXX miles away, outside the market area in an urban market.	No	OA1, OA2, OA4, OA5, and OA6 are brick construction, superior to the subject's non-brick construction. Brick construction is considered beneficial in this market. No adjustment was made.	Yes	The provided photos are of an acceptable quality and document the indicated upgrades to the property.	Yes	The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The photos, sketch and maps are provided.	The land use % isn't accurate. The Demand/supply are in balance, and the marketing time is X-X months, yet the values are indicated as increasing. The XXXXMC used sale price as a search parameter, resulting in market trends which lack credibility. OAX is XXX miles away, outside the market area in an urban market. None of the OA sold comps are within a X/X mile. OAX, OAX, OAX, OAX, and OAX are brick construction, superior to the subject's non-brick construction. Brick construction is considered beneficial in this market. No adjustment was made. The four sales below are non-brick homes. The first sale is competing CX, the next X are superior CX condition homes. Sales X, X and X are within a XXXmile. XXX sold XX/XX/XXXX for $XXX,XXX,CX, XXX, finished basement XXX miles away, built in XXX, $XXX seller concessions XXX, sold XX/XX/XXXX for $XXX, XXX, XXX sf. CX, XXX, Finished baement, built in XXX, XXX miles away, $XXX seller concessions, XXX sold XX/XX/XXXX for $XXX. X-X-X.X XXXX sf, CX, Bungalow, Finished basement + X/X Bath, X car garage, built in XXXX X.XX miles away XXXXX XXX XXXXX sold XX/XX/XX for $XXX,XXX X-X-X, XXXX sf, CX, bungalow, finished basement + bath, built in XXXX $X,XXX seller concession The closed comparables are within acceptable proximity and in the subject's market area. Most if not all, significant features are bracketed. The OA comparables are competing homes and are acceptable. These sales and the additional sales reviewed support a value conclusion of $XXX,XXX	XXX is the OA. This review appraiser has no personal or business relationship with the OA appraiser The reviewer hasn't performed any professional services concerning the subject property in the past 3 years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. XXX: Pursuant to Section 1455 of the XXX Administrative Code for Real Estate Appraiser Licensing the following certifications are being added to this appraisal assignment. "The "Client" means the party or parties who engage an appraiser, by employment or contract, in a specific assignment. If an appraisal management company is the party engaging the appraiser, the appraisal management company is considered the client." When an appraisal management company engages an appraiser by employment or contract for a specific assignment, the appraiser shall prominently display the appraisal fee received from the appraisal management company in the certification as follows: "The compensation for this appraisal assignment is $XXX" (Source: Amended at 35 XXX. Reg. 1967, effective January 20, 2011) XXX: The appraisal management company’s (Consolidated Analytics Inc) XXX registration number is XXX and it expires on XX/XX/XXXX
6000121418	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/29/2026	4/30/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-6.25%	Yes	The market data and trends presented in the report are accurate.	No	The neighborhood has been sufficiently described, including any external obsolescence. Present land use isn’t correct.	Yes	The prior sale/transfer history of the subject and closed comparables is accurate	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. All damage/needed repairs are assumed to be documented.	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	Most if not all, significant features and characteristics are bracketed. The OA comparables are competing homes/buildings and are acceptable	Yes	The value adjustments made for appropriate and are assumed to be supported within the OA's work file	Yes	The provided photos are of an acceptable quality and document the indicated upgrades to the property.	No	The value is $XXX/ See the additional comments.	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The photos, sketch and maps are provided.	The land use % isn't accurate. OAX was sold as a package with XXXX XXX. XXXX XXX wasn't used in the OA. The building is located next door, sold XX/XX/XXXX for $X,XXX,XXX. XX bedrooms, X baths, X unit, renovated. XXXX sf GBA. The subject is located in a market where X -unit buildings are typically purchased for income. The OA income approach value is #$X,XXX,XXX Note that the OA stated, "student rental homes such as the subject". The OA stated "Because the income and market approach both rely on current market data, they are considered equally in the final value estimate. Due to the age of the subject, the cost approach is not considered a reliable indicator" Note the cost approach wasn't developed. The OA's statement doesn't clarify if the any weight was given in the valuation. This may be a USPAP violation. The income approach should have been given weight in the opinion of value. The value of the subject is $X,XXX,XXX	Dean W. Dryer is the OA. This review appraiser has no personal or business relationship with the OA appraiser The reviewer hasn't performed any professional services concerning the subject property in the past 3 years. An extraordinary assumption has been made that there are no adverse site conditions or external factors (easements, encroachments, environmental conditions, land uses, etc) for the subject property and the boundary lines of the property are stated in public records. The appraiser has not reviewed a current survey of the land or the title. Environmental: The value estimated in this report is based on the assumption that the property is not negatively affected by the existence of hazardous substances or detrimental environmental conditions. The appraiser is not an expert in the identification of hazardous substances or detrimental conditions. The appraiser's routine inspection of/and inquiries about the subject property did not develop any information that indicated any apparent significant hazardous substances or detrimental conditions that affect the property negatively. There were no apparent easements or encroachments observed by the appraiser. Simply because nothing was visible or observed does not mean the appraiser can guarantee the property is free of any easements or encroachments. The appraiser did not check land records and was not provided with any title reports. The appraiser recommends due diligence inquiries be made through local building departments or municipalities or that a survey be procured if necessary. The appraiser makes no guarantees or warranties. There may be recorded or unrecorded easements on the property that were not disclosed to the appraiser. The appraiser did not investigate whether the property is buildable or suitable for the intended use. The appraiser is not an expert or qualified to make conclusions with respect to such investigations and recommends that appropriate due diligence be conducted through local building departments or municipalities. The appraiser makes no guarantees or warranties. The appraiser is not aware of any hidden conditions, easements, or encroachments that might impact buildability or intended use, but simply because nothing is visible or observed does not mean it does not exist. The appraiser recommends further investigation to ensure the property is suitable for the intended use. Michigan: Appraisers are required to be licensed and are regulated by the Michigan Department of Licensing and Regulatory Affairs, P.O. Box 30018, Lansing, Michigan 48909. Michigan: The appraisal management company (Consolidated Analytics Inc.) Michigan’s registration number is 802240499 Fee is $50
6000121136	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, CoreLogic). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject is noted to be recently completed new construction in C1 condition. No major repair conditions are noted or observed. Report was completed as "subject to" completion per plans and specs. A 1004D was provided indicating completion.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of distant sales. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 4 closed sales, 2 active presented.	Yes	Distance between subject and comparables exceeds typical lender guidelines. The OA has adequately commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the OA appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall The value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps are similar to the subject.	Yes	The OA has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
6000121203	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, CoreLogic). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	No	Commentary was not provided regarding the subject's subsequent large increase in value since its prior sale. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject is indicated to be in C2 condition based on inspection and age (photos provided supporting the Appraiser's condition rating and assertions viably indicate condition assertion as accurate). No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of dated sales. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 3 closed sales, 0 active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The OA has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the OA appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps are similar to the subject.	Yes	The OA has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
6000121204	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, CoreLogic). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	No	Commentary was not provided regarding the subject's subsequent large increase in value since its prior sale. No current contract. Comparable sales prior transactions were adequately analyzed.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of dated sales. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 3 closed sales, 0 active presented.	Yes	Distance between subject and comparables is consistent with typical lender guidelines. The OA has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the OA appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected supplemental sales which, after adjustment for significant differences, support the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps are similar to the subject.	Yes	The OA has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
6000121306	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/30/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The appraiser accurately and sufficiently described the neighborhood, noting if there was external obsolescence.	Yes	The prior sale history of the subject and the comparables is accurate. The subject has been renovated since prior sale.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described. The kitchen and bathrooms have been updated within the past year. At the time of inspection, the subject property was in very good overall condition and exhibits a near–like new appearance. Recent improvements include luxury vinyl plank flooring, new granite kitchen countertops, tile backsplash, updated lighting and ceiling fans, fresh interior paint, a new roof, and a new water heater.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. If applicable all damage/needed repairs are assumed to be documented. The condition rating is supported at C3.	Yes	Most if not all significant features and characteristics are bracketed. The OA comparables are competing homes and are acceptable.	Yes	The comparables are located within acceptable proximity from the subject, located in the market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The provided photos are of acceptable quality and document any upgrades to the property.	Yes	The OA has used comparables to bracket the major features of the subject, such as condition, site size, and GLA to support the market value.	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The subject photos, the comparable photos, a sketch, and the location map are present.	The final market value was derived by giving consideration to all Comp(s) due to their proximity to the subject, recent sale dates and overall similarity to the subject. Greatest consideration is given to Comp X for its same CX condition, similar quality and site size. The most recent closed comparables that were competitive to the subject were used. All closed comparables were arm’s length transactions unless otherwise noted. All rental comps are within the subject's market area and adequately reflect the subject's locational appeal and rental potential. The marketable rent in the area ranges from $X,XXX to $X,XXX. Lease amounts provided appear to be acceptable and supportive within a tolerance based on review of the OA provided.	Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions and final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use.
6000121414	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	5/1/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As of the effective date of the appraisal the Appraiser indicates property values were stable; this is consistent with market condition information (FHFA HPI, CoreLogic). REO activity in the area is low, the area is not REO driven.	Yes	The report indicates that the subject is located in a suburban area. Negative externalities are not noted in the report or observed. No significant discrepancies between the evidence reviewed and the report were found.	Yes	No significant discrepancies between the research provided and the appraisal were found. There was no prior sale to be analyzed. Comparable sales prior transactions were adequately analyzed. Appraiser indicated review of contract. Contract date is prior to the effective date of the report.	Yes	The subject's indicated condition rating and assertions are consistent with the photos provided. No major repair conditions are noted or observed.	Yes	The subject's quality and condition rating are accurate. No apparent safety or soundness issues were noted.	Yes	The Comparables selected are among the best alternatives and were adequately analyzed. No procedural, significant deficiencies or discrepancies found in review of the analysis with the exception of: use of distant & dated sales, wide variation in GLA, excessive adjustments applied for condition & GLA variation. Quality and condition rating are accurate. Characteristics among comparables were accurate. There were 6 closed sales, 0 active presented.	Yes	Distance between subject and comparables exceeds typical lender guidelines - are consistent with a semi-rural market area. The OA has commented on the influence of the varying neighborhoods utilized.	Yes	Overall, the adjustments employed by the OA appear to be market driven, are applied consistently, and are explained in the report.	Yes	The photos were clear and adequate.	Yes	Overall the value conclusion is reasonable. The Reviewer selected a supplemental sale which, after adjustment for significant differences, supports the Appraiser's opinion of value. No significant deficiencies and/or discrepancies are noted that erode the reliability of the original valuation of the report were found. The form (1004 UAD) was correct, the Comps widely bracket the subject.	Yes	The OA has adequately discussed H & B for the property.	Yes	Maps, sketch and photos are included in the report.	The value conclusion is reasonable and the overall reliability of the conclusions are viable. Any deficiencies noted will be discussed below. Reviewer selected supplemental sales which, after adjustment for any significant differences, support the Appraiser's opinion of value.	Risk analysis indicates a low risk level of overvaluation for the report.
6000121270	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	Due to limited comparables in the immediate neighborhood, the search parameters had to be expanded.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a XXX with X bedrooms, X.X bathrooms, XXXX square feet, built in XXXX. No updates in the prior XX Years. The subject is a custom built home. No physical or functional inadequacies were noted nor were any negative external impacts observed. The subject home is in overall excellent condition. The neighborhood is improved with homes of average quality and benefits from convenient access to typical residential services. No adverse conditions are known, and ownership in the area has remained relatively stable. Employment centers and shopping facilities are located within a reasonable distance, and overall employment stability in the area appears stable.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000121359	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparable sales used are good indicators of value and are all located in the subjects area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a XXX with X bedrooms, X.X bathrooms, XXXX square feet, built in XXXX. The subject kitchen was updated one to five years ago. The subject bathrooms were updated six to ten years ago. There are no apparent functional or external inadequacies. This home is in very good condition and has been very well maintained. No apparent repairs are needed. All utilities and mechanical systems were on and in working order. Smoke and carbon monoxide detectors were noted on all levels. The subject property is located in Piedmont. This area is close to schools, shopping, public transportation and employment centers. San Francisco is XX minutes west by auto.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000121146	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	5/1/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	No	The data in the Market Conditions Addendum grid shows a declining market but the box was checked Stable. Page One shows Stable as well. Third party sites are indicating prices are increasing.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	No	The appraisal rated the subject a C2 which is reserved for "like new" which includes major systems such as roof, doors/windows, electrical, plumbing, HVAC, etc to be updated as well. There is no mention of these other major components having been updated.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within XXX miles which is a reasonable distance for the subject's location.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a bungalow that has recently been renovated. The appraisal rated the subject as a CX because it has had some updating but to be a CX it has be to be "like new" and according to FNMA "virtually all building components are new or have been recently repaired, refinished, or rehabilitated." There is no mention of the roof, HVAC, plumbing, electrical, etc. The subject should be a CX. The OA had mixed data regarding the market conditions. The data on the Market Conditions Addendum was indicated a declining market but the trend was marked Stable. Page One of the report was marked Stable. Other sources indicate that prices are increasing. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXXX XXX XXXXX – sold on XXX XX, XXXX for $XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX XXXX XXX XXXXX – sold on XXX XX, XXXX for $XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX XXXX XXX XXXXX – sold on XXX X, XXXX for $XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX
6000121170	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-10%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	No	The subject's appraised value is the very top of the price range identified in the Condominium Housing Price Range grid.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. Neither the subject nor any of the comparables reported any prior sales within this window.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All of the comparables are within 1 mile, with the exception of Comp 4, which is a reasonable distance for the subject's location.	No	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable. A floor height adjustment would have provided more accuracy, but the report is still reasonable. Time adjustments were excessive. The Comps in the subject's building appear to be Builder Sales and C1, not C2. A seller would be competing with brand new units.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a luxury condo in a high-rise building. No repairs were noted; It was built in XXXX. The subject's appraised value is at the top of the condo market value as indicated by the Neighborhood Analysis on Page One. All but one of the Comps were located in the subject's building. The report did not include floor height adjustments which would have provided more accuracy. The value is still reasonable without these adjustments. The appraisal applied a time adjustment at X.XX% per months which is excessive. Adjusting this adjustment reduces the Adjusted Sale Price range so that only Comp X (of the settled sales) supports the estimate of value. Listing Comps X and X are marketed as New Construction so the developer is still trying to sell units X years later. Any seller would be competing with a brand new unit. The appraiser compared the subject to sales of New Construction. The adjustments for the date of sale were excessive and no consideration taken that the units were sold as New Construction. As a result, the value is estimated to be $X,XXX,XXX.
6000121426	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	5/1/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. Neither the subject nor any of the comparables reported any prior sales within this window.	Yes	The appraisal provided an adequate description of the subject including the finishes and any recent updating.	Yes	The condition and quality ratings appear to be consistent with the narrative description as well as the photos.	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed.	Yes	All but 1 of the comps are located within a mile of subject. Since the subject has been renovated, going a little beyond one mile for a comp is reasonable. Also, the subject has an ADU which limits the pool of comparable sales.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a small bungalow with an ADU. Both units have been updated. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. The comps were mostly located within X mile but to include sales with an ADU, the search radius was expanded a little. No deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXX XXX XXXXX – sold on XXX XX, XXXX for $XXX,XXX, X/X, XXXsqft, XXXXXsqft lot, built in XXXX XXX XXX XXXXX – sold on XXX XX, XXXX for $XXX,XXX, X/X, XXXsqft, XXXXsqft lot, built in XXXX
6000121395	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/28/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
6000121155	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/30/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains a very detailed market analysis with many charts and graphs offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes seven sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes seven sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the income, cost and sales approach to value. All three approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
6000121397	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/28/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows prior transfers in the past 36 months. The comparable sales show no prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes four sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies both the cost and sales approach to value. Both approaches are adequately supported and produce credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
6000121259	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/28/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal report contains an adequate market analysis offered in support of the opinions & conclusions.	Yes	The appraisal report includes an adequate description of the local market, neighborhood, and competing properties. No factors causing or contributing to external obsolescence were noted by the reviewer nor reported by the appraiser.	Yes	The subject property shows no prior transfers in the past 36 months. The comparable sales show prior transfers in the prior 12 months, per the appraisal. No conflicting information was discovered during the course of this review.	Yes	The appraisal includes ample photos and exhibits that are consistent with the sketch. The sketch includes exterior dimensions and calculations and appear to be correct. The narrative description of the home is consistent with the photos.	Yes	The evaluations of Condition and Quality ratings are consistent with UAD definitions.	Yes	The appraisal includes three sales and 2 current listings. The selected comparables reflect similar key characteristics.	Yes	The appraisal includes three sales and 2 current listings. The selected comparables reflect a similar location or influence.	Yes	Major features of the subject property are bracketed by the comparable sales.	Yes	The appraisal report includes ample photos of the interior and exterior of the property, and these are consistent with the description, quality and condition ratings.	Yes	The appraisal applies the sales approach to value. The sales approach is adequately supported and produces credible results.	Yes	The property is non-complex and the continued use of the existing property is the only use that meets all four tests.	Yes	The appraisal report contains all required exhibits. They are legible and support the opinions and conclusions expressed by the appraiser.	After review of the appraisal report and the data and comparables utilized, the appraiser agrees with the opinion of value stated. The comparables utilized in the report bracket the key characteristics of the subject such as GLA, Site, Age, additional amenities, quality and condition. The adjustments that were made are reasonable and considered appropriate for the market.
6000121157	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	5/1/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	No	OA S1 was a XXX home and per OA addendum received most weight. Per MLS sale was superior in condition to subject. S2 was also a XXX home. OA S3 was a XXX but was new construction. L5 was another XXX home used in comparison to subject which was a XXX unit XXX property	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a two unit duplex listed in CX condition which appears reasonable. OA SX was a XXX home and per OA addendum received most weight. Per MLS sale was superior in condition to subject. SX was also a XXX home. OA SX was a duplex but was new construction. LX was another XXX home used in comparison to subject which was a XXX unit XXX property. Overall value appears reasonable given the limited FM sales within XX mile search radius per Xrd party MLS.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000121373	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a XXX home listed in CX condition which appears reasonable. OA Sales were all homes of similar age, size and utility bracketing subject features. OA SX had detached storage that was not addressed however, condition was unknown. Remaining Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000121417	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a new construction XXX home on X ac site; report completed subject to (install of storm shelter). OA Sales were all homes of similar age, size and utility bracketing subject features. OA SX was not located thru Xrd party MLS; sales data verified thru online sources Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
6000121141	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX with X beds and X bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
6000121159	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	5/1/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a X-Unit MFR with X beds and X bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
6000121268	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a new construction, XXX with X beds and X bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
6000121405	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Stable Property Values. Marketing Time Under 3 Months	Yes	Urban Location. Built Up over 75%. Public util`. Property is not located in a flood zone	Yes	Refinance. Property was listed for sale XX/XX/XXXX for $XXX and cancelled XX/XX/XXXX	Yes	Renovated interior with remodeled kitchen and bath. Floor coverings, mechanical systems and finished lower level with bath	Yes	Reported as C2 condition	Yes	Sales are rowhouse design which bracket GLA and age of construction	Yes	Sales are located within a 0.23 miles radius of the subject property	Yes	Adjustments are within acceptable guidelines	Yes	Based on exterior and interior photos. No damages or needed repairs	Yes	Sales range from $XXX to $XXX Adjusted value range $XXX to $XXX	Yes	RSA5 / Residential Single Family Attached	Yes	Photos, sketch and maps are provided in the appraisal report	Stable Property Values. Marketing Time Under X Months. Urban Location. Built Up over XX%. Public util`. Property is not located in a flood zone Refinance. Property was listed for sale XX/X/XXXX for $XXX,XXX and cancelled XX/X/XXXX Renovated interior with remodeled kitchen and bath. Floor coverings, mechanical systems and finished lower level with bath. Reported as CX condition Sales are rowhouse design which bracket GLA and age of construction Sales are located within a X.XX miles radius of the subject property Adjustments are within acceptable guidelines Sales range from $XXX,XXX to $XXX,XXX Adjusted value range $XXX,XXX to $XXX,XXX
6000121354	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	4/29/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a XXX with X bedrooms, X.X bathroom, XXX square feet, built in XXXX. The subject kitchen and bathrooms were updated one to five years ago. The subject is in average condition with no repairs noted at the time of the inspection. All utilities, appliances and mechanicals were on and functioning at the time of the inspection. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
6000121154	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/29/2026	5/4/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	Yes	-9.62%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	No	OA failed to analyze the location.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	No	All sales are located on superior sites.	Yes		Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Value inflated due to flawed reconciliation and the use of superior sales.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXXXSf, CX, X-family. All sales are similar in utility, age, and utility. However, the subject is located on a busy road. This was not disclosed or analyzed. While all X sales are located in an urban, market - they are located on interior streets lacking the heavy traffic flow. Sale on the subject's street available, XXXX XXX, closed XX/XX/XXXX for $XXX,XX, XXXX XXX- only a X family. No interior photos are available, assumption applied and considered for this sale being inferior in condition. Due to the lack of analysis for adverse location, value in inflated.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
6000121218	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	5/3/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The appraiser accurately and sufficiently described the neighborhood, noting if there was external obsolescence.	Yes	The prior sale history of the subject and the comparables is accurate. The subject's prior transfer was a Quit Claim Deed only. The subject is not currently listed for sale. The subject's prior transfer/listing history has no affect on the subject's marketability and/or market value.	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described. The subject features a fireplace, 3 covered porches, 3 covered balconies, an uncovered balcony, outdoor kitchen and unfinished inground pool. The subject was recently constructed and is in new condition. It has several unfinished items. The subject's water features are missing tile, the bottom stair on the side covered porch is missing the stepping stone, and construction on the in ground pool is incomplete. The in ground pool is given no value in this appraisal report because it is incomplete. The unfinished items do not affect the marketability and/or livability of the house and do not require repair.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. If applicable all damage/needed repairs are assumed to be documented. The condition rating is supported at C2.	Yes	Most if not all significant features and characteristics are bracketed. The OA comparables are competing homes and are acceptable.	Yes	The comparables are located within acceptable proximity from the subject, located in the market area. Sales 1, 2, 3 and 4 are located over 1 mile from the subject, but still within the subject's market area. Sale 5 and Sale 6 are current listings located over 1 mile from the subject, but still within the subject's market area. Both are adjusted 5% for the calculated list-to-sale price ratio.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate. The GLA of Sales 1, 2 and 3 varies from the subject's by greater than 20% causing the line, net and/or gross adjustments to Sales 1 and 3 to be higher than typically desired. Sale 1 is used for its similar lot size, quality and interior finishes. Sale 2 is provided to bracket the lower end of the subject's GLA. Sale 3 is used for its similar quality, condition, and interior/exterior finishes All sales provided have very comparable interior and exterior finishes. They are the most recent, similar and proximate sales available.	Yes	The provided photos are of acceptable quality and document any upgrades to the property.	Yes	The OA has used comparables to bracket the major features of the subject, such as condition, site size, and GLA to support the market value.	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The subject photos, the comparable photos, a sketch, and the location map are present.	The final market value was derived by giving consideration to all Comp(s) due to their proximity to the subject, recent sale dates and overall similarity to the subject. Greatest consideration is given to Comp X for its same CX condition, similar quality and site size. The most recent closed comparables that were competitive to the subject were used. All closed comparables were arm’s length transactions unless otherwise noted. The value is well supported and within reasonable tolerance. The appraiser selected and analyzed sales within a reasonable proximity to the subject property. Each sale is appropriately adjusted and the sales bracket the subject in terms of physical characteristics. Additional research of the market shows similar sales that would further support the OA's value estimate.	Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions and final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use.
6000121413	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/28/2026	5/3/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The appraiser accurately and sufficiently described the neighborhood, noting if there was external obsolescence.	Yes	The prior sale history of the subject and the comparables is accurate. Per public records, the Subject transferred on XX/XX/XXXX (Warranty Deed - Doc #XXX).	Yes	It is assumed that the subject is accurately described including upgrades, improvements, and other conditions that are fully described.	Yes	The subject's UAD condition rating appears reasonable based on the review of the report, comments, and photos. If applicable all damage/needed repairs are assumed to be documented. The condition rating is supported at C2.	Yes	Most if not all significant features and characteristics are bracketed. The OA comparables are competing homes and are acceptable. Due to the subject property’s unique combination of features and amenities, direct bracketing of all individual characteristics was not possible within the available market data. Comparable selection prioritized overall similarity in design, utility, and market appeal rather than exact duplication of every amenity. The absence of perfect amenity bracketing does not indicate misrepresentation of market value, as buyers typically evaluate properties based on overall functionality and appeal rather than isolated features.	Yes	The comparables are located within acceptable proximity from the subject, located in the market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The provided photos are of acceptable quality and document any upgrades to the property.	Yes	The OA has used comparables to bracket the major features of the subject, such as condition, site size, and GLA to support the market value.	Yes	The subject's current use is indicated as its highest and best use. The subject use is legal.	Yes	The subject photos, the comparable photos, a sketch, and the location map are present.	The final market value was derived by giving consideration to all Comp(s) due to their proximity to the subject, recent sale dates and overall similarity to the subject. Greatest consideration is given to Comp X for its same CX condition, similar quality and site size. The most recent closed comparables that were competitive to the subject were used. All closed comparables were arm’s length transactions unless otherwise noted. The value is well supported and within reasonable tolerance. The appraiser selected and analyzed sales within a reasonable proximity to the subject property. Each sale is appropriately adjusted and the sales bracket the subject in terms of physical characteristics. Additional research of the market shows similar sales that would further support the OA's value estimate. All rental comps are within the subject's market area and adequately reflect the subject's locational appeal and rental potential. The marketable rent in the area ranges from $X,XXX to $X,XXX. Lease amounts provided appear to be acceptable and supportive within a tolerance based on review of the OA provided.	Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions and final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use.
6000121182	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	5/4/2026	5/5/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Based on the appraisers' review of the subjects' market area, the marketing conditions appear to have been reported accurately.	Yes	The neighborhood portion of the appraisal appears to be accurate based on the reviewing appraiser's research.	Yes	The subject's previous sales history has been accurately reported based on public records.	Yes	Based on public records and the provided photographs, the condition portion of the appraisal under review appears to be accurate.	Yes	The UAD condition grade and quality grades do appear to be appropriately assigned.	Yes	Based on the reviewing appraiser's research, comparables used are considered to be some of the most similar availble that the time of the inspection.	Yes	Comparables used do appear to be the most similar available, in terms of location, at the time of the inspection.	No	Based on information obtained from MyStateMLS, the bath counts differ for comparables 1, 2, 4, and 5, and the bedroom count differs for comparable 5. However, even with these differences, the estimated market value would not have changed	Yes	Photos provided are acceptable and are sufficient to document that the subject needed repairs or upgrades.	Yes	Based on the reviewong appraisers research, the subject's estimated value is well supported as of the effective date of the appraisal.	Yes	The subject is currently considered to be at its highest and best use.	Yes	All required exhibits were present for review.	The subject's bath count differs from the county's and the appraisal's reported counts. It is assumed that the information provided in the appraisal is accurate and based on the original appraiser's inspection.
6000121290	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/29/2026	5/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area.	Yes	Yes, the appraiser accurately described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject is accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	Yes	Yes, the comparables were suitable with respect to location.	Yes	Yes, the adjustments were appropriate and appear reasonable based on available data.	Yes	Yes, the photos were acceptable.	Yes	Yes,Â the appraiser's opinion of market value was adequately supported as of the effective date of the appraisal.	Yes	Yes, HBU is correct.	Yes	Yes, all required exhibits are present.	The subject is a XXXX Sf, X/X.X, CX XXX. All sales are similar in utility, age, and location. The subject has recently been renovated and is located on a large lot. As a result, value is at the higher end of sales data in the market. Adjustments are supported. Comp selection is acceptable. Value supported within reasonable tolerance.	Data Source: XXX MLS data- the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as well as other market transactions per the local MLS in an assessment of the submitted appraisal under review. The cost approach and income approach were considered; however, it was determined that they were not necessary to product credible assignment results. Additional Certifications: Extraordinary assumption shave been involved as of the effective date of this assignment results that: 1: information received from reliable sources, relative the subject property and all comparables is correct and accurate 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. if the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusion and final option of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of the assumptions might affect assignment results per USPAP 2022-2023 Standard Rule 2-2 (xii).
12026010504	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/7/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	As the effective date of the appraisal, the Appraiser indicates the subject's market condition as stable, supply/demand in shortage, and marketing times 3 to 6 months. REO/foreclosures to not appear to be a factor in the subject's area and are not REO driving the subject's market.	Yes	The report indicates the subject is located in a Suburban area, over 75% build up, with stable growth, with no negative externalities/obsolescence noted.	Yes	No discrepancies were noted with the research provided and the analysis in the original appraisal report. The subject has not had a prior transaction in the past three years and the comparable sales do not appear to have prior transactions in the past twelve months.	Yes	The subject is noted to be in average (C4) condition based on inspection, all supported by the interior photos provided. There were no repairs noted or observed by the photos included in the original appraisal.	Yes	Based on UAD guidelines, the subject's quality and condition rating appear to be accurate. No apparent damage and/or repairs were noted.	Yes	The comparable sales selected by the original Appraisal appear to be suitable in respect to characteristics. There were no excessive adjustments necessary to make the sales comparable to the subject property.	Yes	The location and distance for the comparable sales appear adequate.	Yes	The value adjustments made for characteristics that differ from the subject property appear adequate and supported.	Yes	The photos were clear and adequate in the report.	Yes	The Reviewer agrees with the original opinion of value. Three closed sales and three listings were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the large adjusted sales price range, however, the subject's value does appear supported. Equal consideration was applied to all three sales in arriving at the final opinion of value, although slightly cautioned by sale #3, which is a the lower end of the range. No supplemental sales were available, as XXX is a non-disclosure state.	Yes	The Original Appraiser indicated the Highest and Best Use which included adequate commentary.	Yes	All maps, sketches, and photos are present in the report.	The Reviewer agrees with the original opinion of value. Three closed sales and three listings were included in the original appraisal, all similar in quality, age, and condition. Deficiencies were noted with the large adjusted sales price range, however, the subject's value does appear supported. Equal consideration was applied to all three sales in arriving at the final opinion of value, although slightly cautioned by sale #, which is a the lower end of the range. No supplemental sales were available, as XXX is a non-disclosure state.
12026010762	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market conditions have been located and are assumed to be relevant to the subject market.	Yes	The neighborhood boundaries have been located and assumed to be accurate based on subject market.	Yes	The sales history for the subject as well as its comps have been located and assumed to be accurate.	Yes	Conditions and additional features are located and relevant to the photos provided. The appraiser has provided sufficient commentary.	Yes	The subjects quality and condition rating appear accurate based on review of the report, comments, and photos with any necessary damages or updating having been noted properly.	Yes	The comparables chosen are bracketing in common features of value in as much as possible. The resulting adjusted figures are bracketing and supportive of the value.	Yes	Acceptable radius parameters have been used with respect to build, condition, location, and feature.	Yes	Adjustments appear to be market driven based on paired sales analysis and are supported and appropriate for the purposes of the report.	Yes	The provided photos are acceptable and are reflective of the conditions and/or repairs stated within the report.	Yes	The final value is bracketed on the low end and the high end within the adjusted and unadjusted comp range. The appraiser has noted the methodology used to arrive at the final value. Value is supported and deemed reasonable based on the comps provided within the report as well as reviewer comps located.	Yes	The subjects current land use is noted as highest and best in regards to location, zoning, and feasibility.	Yes	All photos, maps, and sketches are present	Location is noted as negligible The OA value has been reviewed and the value appears to be within an acceptable range and is reasonable based on the comps provided - best comps available are located on the OA. Necessary areas of data have been included and explained. Comps are bracketing in common features and offer support for the final value. Reviewer agrees with the value and direction.
12025081967	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Market trends and data are accurate.	Yes	The neighborhood is accurately described.	Yes	The analysis of the subject's prior sales history and the sales history for the comps provided is complete and accurate.	Yes	The subject has been accurately described including any upgrades.	Yes	The subject's condition and quality ratings are within USPAP guidelines.	Yes	The comparables are suitable with respect to the subject's characteristics.	Yes	The comparables used are located within the subject's market area.	Yes	The value adjustments made for features of comparable properties that differ from the subject are appropriate.	Yes	The photos provided support the subject's condition.	Yes	The appraiser's opinion of market value is supported by the comps and market conditions.	Yes	The highest and best use of the subject, as improved, is the subject’s current use.	Yes	All the required exhibits (photos, sketches, maps) are present.	The subject property is a XXX with X bedrooms, X.X bathrooms, and XXXX square feet, built in XXXX. No updates in the prior XX Years. The subject is a new construction in very good condition. The entire structure and all components are new and the dwelling features no physical depreciation. The subject neighborhood consists of single family homes. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers. The appraisal is made subject to the completion per the plans and specifications provided.	Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a field inspection report/BPO product, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of the value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is legal use. The subject has access to all necessary supporting facilities including schools, shopping, recreation and employment centers.
12025112630	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	Yes, the appraiser accurately and sufficiently described market conditions in the subject's area	Yes	Yes, the appraiser accurately and sufficiently described the neighborhood.	Yes	Yes, the analysis of the subject's prior sales history and the sales history for the provided comps is complete and accurate.	Yes	Yes, the subject was accurately described.	Yes	Yes, the subject's condition rating was accurate.	Yes	Yes, the appraiser's selected comparables were suitable.	No	OA failed to use sale outside subject's project/builder control	Yes	Yes, the adjustments were appropriate.	Yes	Yes, the photos were acceptable.	Yes	Yes, the opinion of value was supported by the provided comparables as well as additional market data.	Yes	Yes, HADU was supported and reasonable	Yes	Yes, All required exhibits were present	Subject is a new construction XXX home with report completed as-is. OA sales were all from subject’s development and builder. OA failed to show market acceptance with outside sale. OA Sales were all homes of similar age, size and utility bracketing subject features. Sales data in and outside of project reasonably support OA estimate. Adjustments appear reasonable and consistent. Xrd party MLS provided no more suitable comparables that would significantly alter the overall opinion of value.OA value estimate appears reasonable and supported.	Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform. This was a comparative market analysis of the sales/listing comparables in the provided appraisal under review as well as other market transactions per the local MLS in an assessment of the submitted appraisal value under review. The cost approach & income approach were considered, however, it was determined that they were not necessary to produce credible assignment results. Additional Certifications: Extraordinary assumptions have been invoked as of the effective date of the assignment results that: 1. Information received from reliable sources, relative to the subject property and all comparables is correct and accurate. 2. Based on the scope of work of this desktop assignment, the client acknowledges that the appraiser has solely relied on a 1004 appraisal, information and photographs provided by third party sources. 3. If the reviewer was to personally inspect the subject (including any described or photographed damage), it could alter the conclusions & final opinion of value of the subject. An extraordinary assumption has been made that the subject's current use conforms to zoning and that it is a legal use. Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP 2016-2017 Standard Rule 2-2 (xii).
12025120344	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/6/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a condo unit with X beds and X.X bath above grade. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
12025121655	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a XXX with X beds and X.X bath above grade and a finished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.
12026010262	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal sufficiently described the market conditions for the subject's area to develop a credible appraisal.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes. The subject is new construction and ready for occupancy.	Yes	The subject's condition and quality ratings are consistent with UAD guidelines. No repairs were identified as it is new construction	Yes	The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The GLA was bracketed but the lot size was not However, Comp 2 was reasonably close.	Yes	All of the comparables are within XXX mile which is a reasonable distance for the subject's location. The subject is new construction and the appraisal selected comparables in accordance with FNMA guidelines to include a minimum of 1 settled sale within the subject's community and 1 settled sale outside the subject's community.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is a single story new construction that is ready for occupancy. The subject is new construction and the appraisal selected comparables in accordance with FNMA guidelines to include a minimum of X settled sale within the subject's community and X settled sale outside the subject's community. The report complied with this requirement and stayed within a X mile radius. No defects were noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXXX XXX XXX XXXXX – sold on XXX XX, XXXX for $XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX XXXX XXX XXXXX – sold on XXX XX, XXXX for $XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX
12025121902	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/7/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	All of the comparables are within 1 mile which is a reasonable distance for the subject's location.	Yes	The appraisal provides sufficient information for the reader to understand the neighborhood. No external obsolescence was noted.	Yes	USPAP requires the appraisal to report and analyze any prior sale of the comparables within 12 months and the subject within 36 months. The appraisal completed both requirements of reporting and analyzing the reported transactions.	Yes	The appraisal provided an adequate description of the subject including the finishes. The subject is new construction and ready for occupancy.	Yes	The subject's condition and quality ratings are consistent with UAD guidelines. No repairs were identified as it is new construction	Yes	The subject's GLA was not bracketed. Several of the comps had GLA that was within 100 SF and close enough to not require adjustments. Comps 1 and 2 were builder sales and only verified via public records.	Yes	All of the comparables are within XXX mile which is a reasonable distance for the subject's location. The subject is new construction and the appraisal selected comparables in accordance with FNMA guidelines to include a minimum of 1 settled sale within the subject's community and 1 settled sale outside the subject's community.	Yes	The appraiser made value adjustments for the features that differed from the subject and are considered reasonable.	Yes	The photos are adequate and document the property condition adequately.	Yes	The appraisal presented an adequately supported analysis of the opinion of market value as of the effective date of the appraisal.	Yes	The subject's current land use is indicated to be its highest and best use.	Yes	All required exhibits are included in the report.	The subject is new construction and was under agreement of sale as of the effective date of the appraisal for $X,XXX,XXX. The comparables are all reasonable comparables for the subject with similar characteristics limiting the degree of adjustments required. The major characteristics, such as GLA and Lot size were bracketed. All of the comparables are within X mile which is a reasonable distance for the subject's location. The subject is new construction and the appraisal selected comparables in accordance with FNMA guidelines to include a minimum of X settled sale within the subject's community and X settled sale outside the subject's community. The subject's GLA was not bracketed but several comps were close enough to not require adjustment. Comps X and X were builder sale that were not offered on the MLS. They were only verified by public records. No other deficiencies noted. The appraisal adequately supported the opinion of market value as of the effective date of the appraisal. Additional comps for support: XXXX XXX XXXXX – sold on XXX XX, XXXX for $X,XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX XXXXX XXX XXXXX – sold on XXX XX, XXXX for $X,XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX XXXXX XXX XXXXX – sold on XXX XX, XXXX for $X,XXX,XXX, X/X, XXXXsqft, XXXXsqft lot, built in XXXX XXXXX XXX XXXXX – sold on XXX XX, XXXX for $X,XXX,XXX, X/X, XXXXsqft, XXXXXsqft lot, built in XXXX
32025121578	XXXXX	Completed	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	4/6/2026	4/6/2026	XXX	XXX	XXX	XXX	XXX	XXX	Fee Simple	XXX	$XXX	$XXX	No	0.00%	Yes	The appraisal indicates stable property values, demand/supply are in balance and marketing time is under 3 months. Neighborhood reporting comments are consistent with 1004MC analysis.	Yes	The information in the neighborhood section was found to be complete and adequate. The neighborhood is located within close proximity to schools, shopping and other amenities. No external obsolescence noted.	Yes	OA adequately addresses the prior sales history of the subject and all comparable sales.	Yes	The subject's upgrades, additions, improvements, damage, or other conditions fully described where needed.	Yes	The subject’s condition and quality ratings are accurate based on UAD guidelines	Yes	All appraiser selected comparables are suitable with respect to characteristic	Yes	All appraiser comparables are suitable with respect to location	Yes	All adjustments made in the OA appear reasonable and supported	Yes	OA provided adequate photos of the subject interior condition including repairs and upgrades where appropriate.	Yes	Yes, the appraiser's opinion of market value appears supported as of the effective date of the appraisal	Yes	Yes, the subject’s current land use is indicated as the highest and best use	Yes	All photos, sketch and maps are present in the report.	The subject property is a X-Unit MFR with X beds and X bath above grade and an unfinished basement amenity. The subject is located in an area of conforming residences differing in age and style with no negative external influence. The subject's condition is noted as CX in the OA and supported by photos. The comps are reasonable competitive alternative properties, all are similar homes with reasonable adjustments and location within the subject's immediate area. Physical depreciation is calculated in the cost approach by the Age Life The Method. Third party resources support the OA and show average marketing time is X to X months. The highest and best use of the subject property is as-improved. The subject's market is stable with limited REO properties or seller concessions. The subject is a legally permissible use based on its current zoning. Also, the lot size, shape and land-to-building ratio allow the present structure and indicate a good utilization of the improvements. Based on current market conditions, the existing structure/improvement is its financially feasible and maximally productive use.	Extraordinary assumptions have been utilized in this reconciliation and the use of these assumptions might affect assignment results per USPAP Standard Rule 2-2 (xii). The inspection is exterior only and is a limited inspection of the subject property. Because of this, a specific as-is value is difficult to provide with absolute certainty based on this limited information. However, within the scope of work of this assignment, the trend that the subject property is most likely to be competitive within is identified and demonstrated by the selected proximate sales. These sales are then weighted/reconciled based on what is known about the subject property based on the exterior inspection to a value within this trend since the client requires a specific valuation conclusion. Data Source: XXX MLS data – the extraordinary assumption is made that XXX has provided any and all MLS data from the local MLS for this area and such data is correct and accurate as entered by real estate agents in that market area and as presented by XXX within their reporting platform.